GOODWILL (Detail Textuals)	12 Months Ended
	Dec. 31, 2015 USD ($) OperatingSegment	Dec. 31, 2014 USD ($)
Goodwill Disclosure [Abstract]
Number of reporting units for purposes of evaluating goodwill | OperatingSegment	1
Goodwill | $	$ 11,385,323	$ 11,385,323